Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans could be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Federal Home Loan Bank (FHLB) Stock

Ownership of equity securities of FHLB is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Mortgage Servicing Rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.

Cash Surrender Value –Life Insurance

The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury

For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2012 and 2011 is as follows:

			December 31, 2012 Fair Value Measurements
	December 31, 2012		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$832,142	$834,824	$0	$0	$834,824
Investment securities	200,246	200,246	2,030	198,216	0
FHLB stock	2,278	2,278	0	2,278	0
Cash and due from banks	58,877	58,877	58,877	0	0
Mortgage servicing rights	2,549	2,549	0	0	2,549
Cash surrender value—life insurance	2,136	2,136		2,136	0
Accrued interest receivable	5,190	5,190	5,190	0	0

	$1,103,418	$1,106,100	$66,097	$202,630	$837,373

Liabilities:
Deposits:
Demand	$192,271	$192,271	$192,271	$0	$0
NOW	178,121	178,121	178,121	0	0
Savings	69,997	69,997	69,997	0	0
Money market	157,584	157,584	157,584	0	0
Time	393,302	397,986	0	0	397,986
Federal funds purchased and securities sold under agreements to repurchase	21,058	21,058	21,058	0	0
Subordinated notes	49,486	13,154	0	13,154	0
Federal Home Loan Bank advances	20,126	20,651	0	20,651	0
Accrued interest payable	909	909	909	0	0

	$1,082,854	$1,051,731	$619,940	$33,805	$397,986

			December 31, 2011
			Fair Value Measurements
	December 31, 2011		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$829,121	$830,077	$0	$0	$830,077
Investment securities	213,806	213,806	2,054	211,752	0
FHLB stock	2,738	2,738	0	2,738	0
Federal fund sold and securities purchased under agreements to resell	75	75	75	0	0
Cash and due from banks	43,135	43,135	43,135	0	0
Mortgage servicing rights	2,308	2,512	0	0	2,512
Cash surrender value—life insurance	2,064	2,064		2,064	0
Accrued interest receivable	5,341	5,341	5,341	0	0

	$1,098,588	$1,099,748	$50,605	$216,554	$832,589

Liabilities:
Deposits:
Demand	$159,187	$159,187	$159,187	$0	$0
NOW	169,452	169,452	169,452	0	0
Savings	62,075	62,075	62,075	0	0
Money market	153,072	153,072	153,072	0	0
Time	414,438	421,687	0	0	421,687
Federal funds purchased and securities sold under agreements to repurchase	24,516	24,516	24,516	0	0
Subordinated notes	49,486	22,082	0	22,082	0
Federal Home Loan Bank advances	28,410	29,525	0	29,525	0
Accrued interest payable	1,054	1,054	1,054	0	0

	$1,061,690	$1,042,650	$569,356	$51,607	$421,687

Off-Balance Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.